SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended		9 Months Ended	12 Months Ended
	Oct. 11, 2017	Oct. 02, 2017	Jan. 03, 2017	Jan. 02, 2017	Nov. 21, 2017	Nov. 15, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value							$ 0.001	$ 0.001	$ 0.001
Exercise price								$ 2.00
Warrants [Member]
Exercise price							$ 30.00
Subsequent Event [Member]
Reverse stock split	(1:10)				(1:10)
Subsequent Event [Member] | Trade Facility Agreement [Member]
Credit facility maximum borrowing capacity						$ 2,000,000
Amendment to credit facility maximum borrowing capacity						$ 6,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Warrants [Member]
Common stock shares issuable upon conversion of debt/convertible securities						536,000
Maturity period						5 years
Convertible securities, terms of conversion feature						The Warrants have a five year term and are exercisable into a number of shares of Common Stock equal to approximately eighty (80%) percent of the number of shares of Common Stock the Buyers would receive if the Notes were fully converted upon the date of issuance of the Notes. The Warrants are exercisable at $7.50 per share (150% of the conversion price of the Notes) subject to full ratchet anti-dilution protection
Terms of Blocker Provision						Blocker provision which prevents any holder from converting or exercising, as applicable, the Notes or the Warrants, into shares of Common Stock if its beneficial ownership of the Common Stock would exceed 4.99% (subject to adjustment not to exceed 9.99%) of the Company's issued and outstanding Common Stock (each, a "Blocker")
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Senior Convertible Notes [Member]
Common stock shares issuable upon conversion of debt/convertible securities						670,000
Common stock, par value						$ 0.001
Repayment of convertible notes, description						The Notes provide that the Company will repay the principal amount of Notes in equal monthly installments beginning on January 1, 2018 and repeating on the first business day of each calendar month thereafter until the fourteenth month anniversary date of issuance
Event of default, description						The Company shall pre-deliver up to 6,700,00 shares of Common Stock to the Buyers in connection therewith (the 'Pre-Delivery Shares'). Eighty-five (85%) percent of any cash proceeds received by the Buyers from the sale of Pre-Delivery Shares shall be applied against the particular installment amount due on such Installment Date under the Note. No interest will accrue under the Notes unless and until an Event of Default (as defined) has occurred and is not cured
Conversion Price						$ 5.00
Event of default converstion price, description						Upon an Event of Default (as defined), the Buyers may convert at an alternative conversion price equal to the lower of the then applicable Conversion Price or seventy-five (75%) percent of the Volume-Weighted Average Price (as defined, the "VWAP")
Amount of senior secured indebtness						$ 12,000,000
Customary events of default, description						The Notes include customary Events of Default and provide that the Buyers may require the Company to redeem (regardless of whether the Event of Default has been cured) all or a portion of the Notes at a redemption premium of one hundred twenty-five (125%) percent, multiplied by the greater of the conversion rate and the then current market price. The Buyers may also require redemption of the Notes upon a Change of Control (as defined) at a premium of one hundred twenty-five (125%) percent
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Senior Convertible Note 1 [Member] | Institutional investors [Member]
Convertible notes payable, principal amount						$ 3,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Senior Convertible Note 2 [Member] | Institutional investors [Member]
Convertible notes payable, principal amount						$ 3,350,000
Subsequent Event [Member] | Stock Purchase Agreement [Member] | Investor [Member]
Common stock shares acquired for consideration, value		$ 1,387
Common stock shares acquired for consideration, shares		138,689
Subsequent Event [Member] | Employment agreement [Member]
Consideration under agreement				$ 1,000
Exercise period				4 years
Exercise price				$ 1.00
Share based compensation				$ 195,307
Subsequent Event [Member] | Employment agreement [Member] | Stock Option [Member]
Share based compensation as annual retainer				25,000
Subsequent Event [Member] | Advisory board agreement [Member]
Exercise period			5 years
Exercise price			$ 2.00
Share based compensation			$ 94,830
Subsequent Event [Member] | Advisory board agreement [Member] | Stock Option [Member]
Share based compensation as annual retainer			12,000
Subsequent Event [Member] | Registration Rights Agreement [Member] | Securities Purchase Agreement [Member] | Warrants [Member]
Terms of agreement						The Company is required to file, within thirty (30) days of the Closing, a registration statement covering one hundred fifty (150%) percent of the maximum number of shares, underlying the Notes and Warrants pursuant to a registration rights agreement with the Buyers (the "Registration Rights Agreement")
Subsequent Event [Member] | Leak-out Agreement [Member] | Securities Purchase Agreement [Member] | Warrants [Member]
Terms of agreement						As a condition to the closing of the Financing, each Buyer, severally, will be required to execute a leak-out agreement (each, a "Leak-Out Agreement") restricting such Buyer's sale of shares of Common Stock underlying the Notes and Warrants on any Trading Day to not more than such Buyer's pro rata allocation of the greater of (x) sales with net proceeds of an aggregate of $20,000 or (y) twenty-five (25%) percent of the daily average trading volume of the Company's Common Stock. If after the closing of the Financing there is no Event of Default under the Notes, the VWAP of the Company's Common Stock for three (3) trading days is less than $0.15 per share, the Company may further restrict the Buyers from selling at less than $0.15 per share
Conditional proceeds from sale of common stock under the agreement						$ 20,000
Terms of commission to placement agent						Placement agent will receive a cash commission for this transaction equal to eight (8%) percent of the total gross proceeds of the offering and the issuance of five-year warrants to purchase eight (8%) percent of the shares of Common Stock issued or issuable in this offering (excluding shares of Common Stock issuable upon exercise of any Warrants issued to investors); however, will receive eight (8%) percent of any cash proceeds received from the exercise of any Warrants sold in the offering with an expiration equal to or less than twenty-four (24) months